Exhibit 1

Deloitte & Touche LLP Suite 400 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com

July 10, 2015

ReadyCap Commercial, LLC
114 Pacifica, Suite 400
Irvine, California 92618

Independent Accountants’ Report
on Applying Agreed-Upon Procedures

Ladies and Gentlemen:

We have performed the procedures described below, which were agreed to by ReadyCap Commercial, LLC (the “Company”), J.P. Morgan Securities LLC (“JP Morgan”) and Deutsche Bank Securities Inc. (“Deutsche”) (together with the Company, the “Specified Parties”), relating to the proposed offering of ReadyCap Commercial Mortgage Trust 2015-SBC2, Commercial Mortgage Pass-Through Certificates.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  The sufficiency of these procedures is solely the responsibility of the Specified Parties of this report.  Consequently, we make no representations regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Capitalized terms used but not defined herein are used with the meanings as described in the “The Bond Market Association's Standard Formulas for the Analysis of Mortgage-Backed Securities and Other Related Securities.”

Procedures and Findings

On July 10, 2015, representatives of the Company provided us with a computer-generated commercial mortgage loan data file and related record layout (the “Data File”) containing 85 commercial mortgage loans (the “Mortgage Loans”) that are secured by 92 mortgaged properties (the “Mortgaged Properties”).

Representatives of the Company provided us with certain loan and property documentation (the “Source Documents” as listed in the attached Appendix) related to the Mortgage Loans and their respective Mortgaged Properties.

At your request, for each of the Mortgage Loans and their related Mortgaged Properties set forth on the Data File, we compared certain characteristics set forth on the Data File (the “Characteristics” as listed in the Appendix) to the corresponding information set forth on or derived from the corresponding Source Documents and found them to be in agreement.

******

We make no representations as to the (i) actual characteristics or existence of the underlying documents or data comprising the Mortgage Loans underlying any of the Data File or the conformity of their characteristics with those assumed for purposes of the procedures described herein, (ii) existence or ownership of the Mortgage Loans or (iii) reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above.  The information provided to us, including the information set forth in the Data File, is the responsibility of the Company.

We were not engaged to conduct, and did not conduct, (i) an audit conducted in accordance with generally accepted auditing standards or (ii) an examination or a review conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants, the objective of which would be the expression of an opinion or limited assurance on the accompanying information.  Accordingly, we do not express such an opinion, limited assurance, or any other form of assurance, including reasonable assurance.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.  We have no responsibility to update this report for events or circumstances occurring after the date of this report.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the information and use of the Specified Parties identified above and is not intended to be and should not be used by anyone other than these Specified Parties.

Yours truly,

Appendix

Source Documents

For purposes of performing the agreed-upon procedures described herein and at your request, we relied upon the following source documents, as provided to us by representatives of the Company, with respect to each of the Mortgage Loans and the related Mortgaged Properties (the “Source Documents”).

Loan agreement, promissory notes, consolidated, amended and restated promissory notes, modification agreements, indentures,  purchase and sale agreements, mortgage, deed of trusts, reserve agreements and loan extension agreement (collectively, the “Loan Agreement”);

Subordinate loan agreement, subordinate promissory note, promissory note splitter or b-note, (collectively, “Subordinate Loan Document”);

Master lease agreement and ground lease agreement (collectively, “Lease Agreements”);

The closing statement (the “Closing Statement”);

The most recent real estate property appraisal report available or, if not available, the real estate property appraisal report at origination (the “Most Recent Appraisal Report”);

Metropolitan statistical area bulletin posted on the White House website - www.whitehouse.gov/sites/default/files/omb/bulletins/2013/b13-01.pdf (the “MSA Bulletin”);

Underwritten rent rolls, borrower rent rolls, tenant leases lease abstracts, lease summaries or lease estoppels (collectively, the “Rent Roll”);

The title policies or pro-forma title policies (collectively, the “Title Policy”);

The environmental database report (the “Environmental Database Report”);

The property engineering reports (the “Engineering Report”);

The phase I environmental reports (the “Phase I Report”);

The phase II environmental reports (the “Phase II Report”);

The seismic reports (the “Seismic Report”);

The property management agreements (the “Property Management Agreement”);

The cash management agreement and lockbox agreement (the “Cash Management Agreement”);

The financial summaries and operating statements (collectively, the “Operating Statement”);

The electronic data file with respect to most recent underwritten financial summaries and operating statements (collectively, the “Underwritten Operating Statement File”); and

An electronic data file with respect to certain servicer information (collectively, the “Servicer File”).

Number	Characteristic on Data File	Source Document
1	Sequence Number	Identification purposes only
2	Mortgage Asset Number	Identification purposes only
3	Footnotes	None - Client provided information
4	Borrower Entity	Loan Agreement
5	SPE	Loan Agreement
6	Carve-out Guarantor Flag	Loan Agreement
7	Property Name	Identification purposes only
8	Property Street	Most Recent Appraisal Report
9	Property Zip	Most Recent Appraisal Report
10	General Property Type	Most Recent Appraisal Report
11	Specific Property Type	Most Recent Appraisal Report
12	Property City	Most Recent Appraisal Report
13	Property State	Most Recent Appraisal Report
14	Property County	Most Recent Appraisal Report
15	MSA	MSA Bulletin
16	MSA Rank	MSA Bulletin
17	Sub-Market	Most Recent Appraisal Report
18	Classification	None - Client provided information
19	GEOtier	None - Client provided information
20	Subject Rental Rate Per Unit/SF/kW	Most Recent Appraisal Report
21	Subject Sales Price Per Unit/SF	Most Recent Appraisal Report
22	Subject Vacancy %	Most Recent Appraisal Report
23	Market Rental Rate Per Unit/SF/kW	Most Recent Appraisal Report
24	Market Sales Price Per Unit/SF	Most Recent Appraisal Report
25	Market Vacancy %	Most Recent Appraisal Report
26	Concluded Cap Rate	Most Recent Appraisal Report
27	If Multifamily - % Section 8	Most Recent Appraisal Report/ Rent Roll
28	SF/kW	Most Recent Appraisal Report/ Rent Roll
29	# of Units	Most Recent Appraisal Report/ Rent Roll
30	If Multifamily - Unit Breakdown	Most Recent Appraisal Report
31	Year Built	Most Recent Appraisal Report
32	Year Renovated	Most Recent Appraisal Report
33	Loan Type	Loan Agreement
34	Physical Occupancy % As-of-Date	Rent Roll
35	Current Physical Occupancy %	Rent Roll
36	Original Trust Balance	Loan Agreement
37	Holdback	Loan Agreement
38	Pari Passu Debt	Loan Agreement
39	Total Trust Exposure	Loan Agreement

Number	Characteristic on Data File	Source Document
40	Holdback Remaining Balance	Servicer File
41	Pari Passu Debt Remaining Balance	Servicer File
42	Pari Passu Debt Funding Status	Servicer File
43	Pari Passu Debt Description	Servicer File
44	Cut Off Date Trust Balance	Servicer File
45	Allocated Cut-Off Date Balance (multi-property)	Calculation - see procedures below
46	Maturity Balance	Calculation - see procedures below
47	Cut-Off Balance Per Unit/SF/kW	Calculation - see procedures below
48	% Of Initial Pool Balance	Calculation - see procedures below
49	Origination Date	Loan Agreement
50	First Payment Date	Loan Agreement
51	Grace Period Late Fee	Loan Agreement
52	Grace Period Days	Loan Agreement
53	Last IO Payment Date	Loan Agreement
54	First P&I Payment Date	Loan Agreement
55	Maturity Date	Loan Agreement
56	# Extension Options	Loan Agreement
57	# Months Per Extension	Loan Agreement
58	Fully Extended Maturity Date	Loan Agreement
59	Loan Seasoning (months)	Calculation - see procedures below
60	Original Loan Term (months)	Loan Agreement
61	Remaining Loan Term (months)	Calculation - see procedures below
62	Original IO Periods (months)	Loan Agreement
63	Remaining IO Periods (months)	Calculation - see procedures below
64	Original Amortization Term (months)	Loan Agreement
65	Remaining Amortization Term (months)	Calculation - see procedures below
66	Original Fixed Period	Loan Agreement
67	Next Due Date	Servicer File
68	Gross Interest Rate	Loan Agreement
69	Gross Interest Margin	Loan Agreement
70	Administrative Fee Rate (%)	None - Client provided information
71	Trustee Fee %	None - Client provided information
72	Servicing Fee %	None - Client provided information
73	Net Interest Rate	None - Client provided information
74	Interest Type	Loan Agreement
75	Interest Accrual Method	Loan Agreement
76	Periodic Rate Adjustment Cap	Loan Agreement
77	Next Rate Change Date	Loan Agreement
78	Initial Payment Adjustment Date	Loan Agreement

Number	Characteristic on Data File	Source Document
79	Rate Reset Period	Loan Agreement
80	Interest Rate Ceiling	Loan Agreement
81	Interest Rate Floor	Loan Agreement
82	Index Type	Loan Agreement
83	Prepayment Penalty	Loan Agreement
84	Prepayment Penalty Expiration Date	Loan Agreement
85	Single Tenant	Rent Roll
86	Government Tenant	Most Recent Appraisal Report
87	Property Management	Property Management Agreement
88	Owner Occupied %	Rent Roll
89	Largest Tenant Name	Rent Roll
90	Largest Tenant SF	Rent Roll
91	Largest Tenant % of NRSF	Calculation - see procedures below
92	Largest Tenant Actual Base Rent	Rent Roll
93	Largest Tenant % of Actual Base Rent	Calculation - see procedures below
94	Largest Tenant Lease Expiration	Rent Roll
95	Largest Tenant Industry Type	Rent Roll
96	Largest Tenant Vacant (Y/N)	Rent Roll
97	Second Largest Tenant Name	Rent Roll
98	Second Largest Tenant SF	Rent Roll
99	Second Largest Tenant % of NRSF	Calculation - see procedures below
100	Second Largest Tenant Actual Base Rent	Rent Roll
101	Second Largest Tenant % of Actual Base Rent	Calculation - see procedures below
102	Second Largest Tenant Lease Expiration	Rent Roll
103	Second Largest Tenant Industry Type	Rent Roll
104	Second Largest Tenant Vacant (Y/N)	Rent Roll
105	Third Largest Tenant Name	Rent Roll
106	Third Largest Tenant SF	Rent Roll
107	Third Largest Tenant % of NRSF	Calculation - see procedures below
108	Third Largest Tenant Actual Base Rent	Rent Roll
109	Third Largest Tenant % of Actual Base Rent	Calculation - see procedures below
110	Third Largest Tenant Lease Expiration	Rent Roll
111	Third Largest Tenant Industry Type	Rent Roll
112	Third Largest Tenant Vacant (Y/N)	Rent Roll
113	Fourth Largest Tenant Name	Rent Roll
114	Fourth Largest Tenant SF	Rent Roll
115	Fourth Largest Tenant % of NRSF	Calculation - see procedures below
116	Fourth Largest Tenant Actual Base Rent	Rent Roll
117	Fourth Largest Tenant % of Actual Base Rent	Calculation - see procedures below

Number	Characteristic on Data File	Source Document
118	Fourth Largest Tenant Lease Expiration	Rent Roll
119	Fourth Largest Tenant Industry Type	Rent Roll
120	Fourth Largest Tenant Vacant (Y/N)	Rent Roll
121	Fifth Largest Tenant Name	Rent Roll
122	Fifth Largest Tenant SF	Rent Roll
123	Fifth Largest Tenant % of NRSF	Calculation - see procedures below
124	Fifth Largest Tenant Actual Base Rent	Rent Roll
125	Fifth Largest Tenant % of Actual Base Rent	Calculation - see procedures below
126	Fifth Largest Tenant Lease Expiration	Rent Roll
127	Fifth Largest Tenant Industry Type	Rent Roll
128	Fifth Largest Tenant Vacant (Y/N)	Rent Roll
129	Environmental Database Review Date	Environmental Database Report
130	Environmental Phase I Report Date	Phase I Report
131	Environmental Phase II (Y/N)	Phase II Report
132	Engineering Report Date	Engineering Report
133	Seismic Report Date	Seismic Report
134	PML (%)	Engineering Report/Seismic Report
135	Earthquake Insurance Required (Y/N)	Engineering Report/Seismic Report
136	Appraised Value As-Is	Most Recent Appraisal Report
137	Appraised Value As-Stabilized	Most Recent Appraisal Report
138	Most Recent Appraisal Report As-of-Date	Most Recent Appraisal Report
139	Cut-Off Date LTV As-Is	Calculation - see procedures below
140	Cut-Off Date LTV As-Stabilized	Calculation - see procedures below
141	Cut-Off Date All-In LTV As-Is	Calculation - see procedures below
142	Maturity Date LTV As-Is	Calculation - see procedures below
143	Maturity Date LTV As-Stabilized	Calculation - see procedures below
144	Maturity Date All-In LTV As-Is	Calculation - see procedures below
145	Annual IO Debt Service	Calculation - see procedures below
146	Annual Amortizing Debt Service	Calculation - see procedures below
147	Annual Amortizing Debt Service Incl Pari Passu	Calculation - see procedures below
148	Third Most Recent Effective Gross Income	Operating Statement
149	Third Most Recent Operating Expenses	Operating Statement
150	Third Most Recent NOI	Operating Statement
151	Third Most Recent Capital Expenses	Operating Statement
152	Third Most Recent NCF	Operating Statement
153	Third Most Recent Date	Operating Statement
154	Second Most Recent Effective Gross Income	Operating Statement
155	Second Most Recent Operating Expenses	Operating Statement
156	Second Most Recent NOI	Operating Statement

Number	Characteristic on Data File	Source Document
157	Second Most Recent Capital Expenses	Operating Statement
158	Second Most Recent NCF	Operating Statement
159	Second Most Recent Date	Operating Statement
160	Most Recent Effective Gross Income	Operating Statement
161	Most Recent Operating Expenses	Operating Statement
162	Most Recent NOI	Operating Statement
163	Most Recent Capital Expenses	Operating Statement
164	Most Recent NCF	Operating Statement
165	Most Recent Date	Operating Statement
166	UW Revenues	Underwritten Operating Statement File
167	UW Effective Gross Income	Underwritten Operating Statement File
168	UW Operating Expenses	Underwritten Operating Statement File
169	UW NOI	Underwritten Operating Statement File
170	UW Replacement Reserves	Underwritten Operating Statement File
171	UW TI/LC	Underwritten Operating Statement File
172	UW NCF	Underwritten Operating Statement File
173	UW NOI DSCR	Calculation - see procedures below
174	UW NOI Debt Yield	Calculation - see procedures below
175	UW NCF DSCR	Calculation - see procedures below
176	UW NCF Debt Yield	Calculation - see procedures below
177	Related Borrower Within Pool	Loan Agreement
178	Total Exposure % Within Pool	Calculation - see procedures below
179	Ownership Interest	Title Policy
180	Loan Purpose	Closing Statement
181	Purchase Price	Closing Statement
182	Recourse Flag	Loan Agreement
183	% Recourse	Loan Agreement
184	Cross Collateralized	Loan Agreement/Subordinate Loan Document
185	Cross Defaulted	Loan Agreement/Subordinate Loan Document
186	Lockbox (Y/N)	Loan Agreement/Cash Management Agreement
187	Lockbox Type	Loan Agreement/Cash Management Agreement
188	Upfront Tax Escrow	Loan Agreement/Servicer File
189	Monthly Tax Escrow	Loan Agreement/Servicer File
190	Upfront Insurance Escrow	Loan Agreement/Servicer File
191	Monthly Insurance Escrow	Loan Agreement/Servicer File
192	Upfront Replacement Reserve	Loan Agreement
193	Monthly Replacement Reserve	Loan Agreement
194	Replacement Reserve Cap	Loan Agreement
195	Upfront TI/LC Reserve	Loan Agreement

Number	Characteristic on Data File	Source Document
196	Monthly TI/LC Reserve	Loan Agreement
197	TI/LC Reserve Cap	Loan Agreement
198	Upfront Debt Service Reserve	Loan Agreement
199	Monthly Debt Service Reserve	Loan Agreement
200	Debt Service Reserve Cap	Loan Agreement
201	Other Reserve Type 1	Loan Agreement
202	Upfront Other Reserve 1	Loan Agreement
203	Monthly Other Reserve 1	Loan Agreement
204	Other Reserve Type 1 Cap	Loan Agreement
205	Master Leases (Y/N)	Lease Agreement
206	Ground Lease (Y/N)	Lease Agreement
207	Loan Status	Servicer File
208	Servicing As of Date	Servicer File

Calculation Procedures

With respect to Characteristic 45, we recomputed the Allocated Cut-Off Date Balance (multi-property) by multiplying the Cut-Off Trust Balance -Loan Level by the quotient of the (i) Appraisal Value As-Is - Property Level and (ii) aggregate Appraisal Value As-Is – Loan Level.

With respect to Characteristic 46, we recomputed the Maturity Balance, assuming, at your request, no prepayments of principal, using the First Payment Date, Interest Accrual Method, Gross Interest Rate, Original IO Periods (months) (if applicable), Loan Seasoning (months), Maturity Date, Annual Amortizing Debt Service, Annual IO Debt Service (if applicable) and Cut Off Date Trust Balance.

With respect to Characteristic 47, we recomputed the Cut-Off Date Balance Per Unit/SF/kW by dividing the (i) Cut Off Date Trust Balance - Loan Level by (ii) SF/kW or, # of Units in the case of those Mortgage Loans with a General Property Type indicated as “Multifamily”.

With respect to Characteristic 48, we recomputed the % Of Initial Pool Balance by dividing the (i) Cut Off Date Trust Balance - Loan Level by (ii) the aggregate Cut Off Date Trust Balance.

With respect to Characteristic 59, we recomputed the Loan Seasoning (months) by determining the number of payment dates from and inclusive of the First Payment Date to and exclusive of the Next Due Date.

With respect to Characteristic 61, we recomputed the Remaining Loan Term (months) by subtracting the Loan Seasoning (months) from the Original Loan Term (months).

With respect to Characteristic 63, we recomputed the Remaining IO Periods (months) by subtracting the Loan Seasoning (months) from the Original IO Periods (months).

With respect to Characteristic 65, we recomputed the Remaining Amortization Term (months) by subtracting the Loan Seasoning from the Original Amortization Term (months).  With respect to those Mortgage Loans with Original IO Periods (months) of greater than zero, for purposes of the procedure indicated herein, the Loan Seasoning (months) is reduced by (but to a result not less than zero) the Original IO Periods (months).

With respect to Characteristic 91, we recomputed the Largest Tenant % of NRSF by dividing the (i) Largest Tenant SF by (ii) SF/kW.

With respect to Characteristic 93, we recomputed the Largest Tenant % of Actual Base Rent by dividing the (i) Largest Tenant Actual Base Rent by (ii) aggregate actual base rent as set forth on the Rent Roll.

With respect to Characteristic 99, we recomputed the Second Largest Tenant % of NRSF by dividing the (i) Second Largest Tenant SF by (ii) SF/kW.

With respect to Characteristic 101, we recomputed the Second Largest Tenant % of Actual Base Rent by dividing the (i) Second Largest Tenant Actual Base Rent by (ii) aggregate actual base rent as set forth on the Rent Roll.

With respect to Characteristic 107, we recomputed the Third Largest Tenant % of NRSF by dividing the (i) Third Largest Tenant SF by (ii) SF/kW.

With respect to Characteristic 109, we recomputed the Third Largest Tenant % of Actual Base Rent by dividing the (i) Third Largest Tenant Actual Base Rent by (ii) aggregate actual base rent as set forth on the Rent Roll.

With respect to Characteristic 115, we recomputed the Fourth Largest Tenant % of NRSF by dividing the (i) Fourth Largest Tenant SF by (ii) SF/kW.

With respect to Characteristic 117, we recomputed the Fourth Largest Tenant % of Actual Base Rent by dividing the (i) Fourth Largest Tenant Actual Base Rent by (ii) the aggregate actual base rent as set forth on the Rent Roll.

With respect to Characteristic 123, we recomputed the Fifth Largest Tenant % of NRSF by dividing the (i) Fifth Largest Tenant SF by (ii) SF/kW.

With respect to Characteristic 125, we recomputed the Fifth Largest Tenant % of Actual Base Rent by dividing the (i) Fifth Largest Tenant Actual Base Rent by (ii) the aggregate actual base rent as set forth on the Rent Roll.

With respect to Characteristic 139, we recomputed the Cut-off Date LTV As-Is by dividing the (i) Cut Off Date Trust Balance by (ii) Appraised Value As-Is.

With respect to Characteristic 140, we recomputed the Cut-off Date LTV As-Stabilized by dividing the (i) Cut Off Date Trust Balance by (ii) Appraised Value As-Stabilized.

With respect to Characteristic 141, we recomputed the Cut-off Date All-In LTV As-Is by dividing (i) the sum of (a) Cut Off Date Trust Balance and (b) Pari Passu Debt by (ii) Appraised Value As-Is.

With respect to Characteristic 142, we recomputed the Maturity Date LTV As-Is by dividing the (i) Maturity Balance by (ii) Appraised Value As-Is.

With respect to Characteristic 143, we recomputed the Maturity Date LTV As-Stabilized by dividing the (i) Maturity Balance by (ii) Appraised Value As-Stabilized.

With respect to Characteristic 144, we recomputed the Maturity Date All-In LTV As-Is by dividing the (i) sum of (a) Maturity Balance and (b) Pari Passu Debt by (ii) Appraised Value As-Is.

With respect to Characteristic 145, we recomputed the Annual IO Debt Service, for those Mortgage Loans that are full and partial term interest only Mortgage Loans, using the Original Trust Balance, Interest Accrual Method and Gross Interest Rate.

With respect to Characteristic 146, we recomputed the Annual Amortizing Debt Service, for those Mortgage Loans that are not full term interest only Mortgage Loans, using the Original Trust Balance, Interest Accrual Method, Gross Interest Rate and Original Amortization Term (months).

With respect to Characteristic 147, we recomputed the Annual Amortizing Debt Service Incl Pari Passu, using the Interest Accrual Method, Gross Interest Rate, Original Amortization Term (months) and sum of the (i) Original Trust Balance and (ii) Pari Passu Debt.

With respect to Characteristic 173, we recomputed the UW NOI DSCR by dividing the (i) UW NOI by (ii) Annual Amortizing Debt Service or Annual IO Debt Service (as applicable - for full IO only).

With respect to Characteristic 174, we recomputed the UW NOI Debt Yield by dividing the (i) UW NOI by (ii) Cut Off Date Trust Balance.

With respect to Characteristic 175, we recomputed the UW NCF DSCR by dividing the (i) UW NCF by (ii) Annual Amortizing Debt Service or Annual IO Debt Service (as applicable - for full IO only)

With respect to Characteristic 176, we recomputed the UW NCF Debt Yield by dividing the (i) UW NCF by (ii) Cut Off Date Trust Balance.

With respect to Characteristic 178, we recomputed the Total Exposure % Within Pool by dividing the (i) Total Trust Exposure – Loan Level by (ii) the aggregate Total Trust Exposure.